IAB-Q1

Quarterly Report
January 31, 2026
MFS®  Inflation-Adjusted
Bond Fund

Portfolio of Investments
1/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 99.2%
Asset-Backed & Securitized – 2.9%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.992%, 11/15/2054 (i)	$14,376,349	$498,759
AREIT 2022-CRE6 Trust, “AS”, FLR, 5.352% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	2,462,500	2,453,257
ARI Fleet Lease Trust, 2025-A, “A2”, 4.38%, 1/17/2034 (n)	1,327,528	1,331,895
Babson CLO Ltd., 2021-3A, “B1R”, FLR, 5.297% (SOFR - 3mo. + 1.63%), 1/18/2035 (n)	3,000,000	3,005,931
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.206%, 7/15/2054 (i)	11,925,168	571,504
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.544%, 2/15/2054 (i)	7,675,800	466,000
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.255%, 2/15/2054 (i)	25,052,028	1,117,887
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.128%, 3/15/2054 (i)	15,314,270	604,491
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.232%, 7/15/2054 (i)	20,328,867	931,753
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.238%, 8/15/2054 (i)	24,635,590	1,174,657
Bridgecrest Lending Auto Securitization Trust, 2025-1, “A2”, 4.71%, 9/15/2027	228,159	228,221
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.279%, 2/15/2054 (i)	18,833,312	938,601
GreatAmerica Leasing Receivables Funding LLC, 2025-1, “A2”, 4.52%, 10/15/2027 (n)	2,310,095	2,317,539
JP Morgan Trust, 2026-NQM1, “A1”, 4.745%, 6/25/2066 (n)	1,265,018	1,265,339
LAD Auto Receivables Trust, 2024-3A, “A2”, 4.64%, 11/15/2027 (n)	211,544	211,638
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.26%, 5/15/2054 (i)	10,029,237	431,994
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.14%, 6/15/2054 (i)	11,568,035	431,878
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.07%, 10/15/2054 (i)	27,071,890	1,034,476
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM3, “A1”, 5.53%, 5/25/2070 (n)	1,269,854	1,284,914
OBX Trust, 2025-NQM8, “A1”, 5.472%, 3/25/2065 (n)	918,424	929,124
Palmer Square Loan Funding Ltd., 2024-3A, “A2R”, FLR, 4.81% (SOFR - 3mo. + 1.15%), 8/08/2032 (n)	969,388	969,388
Palmer Square Loan Funding, 2025-1A Ltd., “A2”, FLR, 5.051% (SOFR - 3mo. + 1.2%), 2/15/2033 (n)	4,300,000	4,300,060
Palmer Square Loan Funding, 2025-2A Ltd., “A2”, FLR, 5.072% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)	5,700,000	5,703,283
PFS Financing Corp., 2025-A, “A”, FLR, 4.357% (SOFR - 1mo. + 0.65%), 1/15/2029 (n)	3,476,000	3,480,304
PMT Loan Trust, 2025-INV10, “A36”, FLR, 5.047% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)	1,658,093	1,664,848
PMT Loan Trust, 2026-CNF1, “A26”, FLR, 4.889% (SOFR - 1mo. + 1.2%), 1/25/2057 (n)	1,438,428	1,438,328
Santander Drive Auto Receivables Trust, 2025-1, “A2”, 4.76%, 8/16/2027	128,579	128,618
Santander Drive Auto Receivables Trust, 2025-1, “A3”, 4.74%, 1/16/2029	1,200,000	1,202,841
SBNA Auto Receivables Trust, 2025-SF1, “B”, 5.12%, 3/17/2031 (n)	99,946	99,980
Shackleton 2019-14A CLO Ltd., “BRR”, FLR, 5.217% (SOFR - 3mo. + 1.55%), 7/20/2034 (n)	3,996,016	3,997,610
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.491%, 8/15/2054 (i)	9,184,179	542,178
		$44,757,296
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$1,438,000	$1,379,412
Medical & Health Technology & Services – 0.1%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	$2,421,000	$2,478,516
Mortgage-Backed – 5.3%
Fannie Mae, 2%, 9/25/2050 (i)	$1,036,117	$138,063
Fannie Mae, 4%, 9/25/2050 (i)	2,064,899	396,690
Fannie Mae, 2.5%, 2/25/2051 (i)	1,378,627	197,106
Fannie Mae, 5.147%, 11/25/2053	1,708,762	1,734,812
Fannie Mae, 5.697%, 11/25/2053	3,978,774	4,068,564
Fannie Mae, 5.097%, 12/25/2054	1,146,174	1,158,786
Freddie Mac, 0.413%, 5/25/2029 (i)	25,393,101	335,801
Freddie Mac, 1.005%, 7/25/2029 (i)	28,847,080	761,326
Freddie Mac, 0.558%, 1/25/2030 (i)	7,350,232	154,545
Freddie Mac, 1.797%, 4/25/2030 (i)	3,519,182	234,121
Freddie Mac, 1.665%, 5/25/2030 (i)	6,326,494	406,799
Freddie Mac, 1.369%, 6/25/2030 (i)	9,636,424	474,631
Freddie Mac, 1.168%, 9/25/2030 (i)	3,529,812	170,470
Freddie Mac, 0.714%, 12/25/2030 (i)	1,830,558	53,487
Freddie Mac, 0.319%, 1/25/2031 (i)	29,524,216	362,699
Freddie Mac, 0.535%, 1/25/2031 (i)	54,980,294	1,359,531

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.779%, 1/25/2031 (i)	$11,388,256	$410,477
Freddie Mac, 0.935%, 1/25/2031 (i)	8,529,316	349,731
Freddie Mac, 0.509%, 3/25/2031 (i)	36,090,532	767,678
Freddie Mac, 1.213%, 5/25/2031 (i)	4,421,663	246,481
Freddie Mac, 0.938%, 7/25/2031 (i)	7,521,262	347,627
Freddie Mac, 0.536%, 9/25/2031 (i)	32,486,236	872,515
Freddie Mac, 0.854%, 9/25/2031 (i)	9,783,880	404,625
Freddie Mac, 0.348%, 11/25/2031 (i)	49,721,062	905,202
Freddie Mac, 0.495%, 12/25/2031 (i)	50,485,813	1,262,827
Freddie Mac, 0.567%, 12/25/2031 (i)	8,215,224	228,827
Freddie Mac, 0.265%, 5/25/2033 (i)	29,100,000	590,887
Freddie Mac, 0.905%, 9/25/2034 (i)	7,419,164	501,515
Freddie Mac, 0.246%, 1/25/2035 (i)	35,704,535	802,602
Freddie Mac, 2.5%, 11/25/2050 - 3/25/2051 (i)	4,978,897	802,111
Freddie Mac, 4.517%, 9/25/2052	2,675,499	2,667,251
Freddie Mac, 3%, 10/25/2052 (i)	923,223	151,066
Freddie Mac, 4.647%, 2/25/2055	3,850,976	3,873,927
Ginnie Mae, 5.003%, 10/20/2053	8,241,571	8,315,102
Ginnie Mae, 5.053%, 10/20/2053	8,052,763	8,132,036
Ginnie Mae, 4.803%, 11/20/2053	6,895,461	6,950,136
Ginnie Mae, 4.903%, 12/20/2053	8,162,769	8,222,214
Ginnie Mae, 4.653%, 3/20/2054	7,396,387	7,440,562
Ginnie Mae, 4.753%, 10/20/2054	1,694,918	1,702,022
Ginnie Mae, 7.653%, 5/20/2055	1,455,453	1,482,486
Ginnie Mae, 6.02%, 6/20/2055	2,818,804	2,845,720
Ginnie Mae, 6.095%, 6/20/2055	2,458,655	2,405,828
Ginnie Mae, 4.54%, 1/20/2067	1,229,805	1,239,878
Ginnie Mae, 4.153%, 5/20/2067	3,827,956	3,826,310
Ginnie Mae, 4.353%, 8/20/2074	1,302,282	1,304,533
		$81,059,607
Municipals – 0.0%
Colorado Health Facilities Authority Rev., Taxable (Covenant Living Communities and Services), “B”, 2.8%, 12/01/2026	$380,000	$374,020
U.S. Treasury Inflation Protected Securities – 90.8%
U.S. Treasury Bonds, 3.625%, 4/15/2028	$68,052,138	$71,902,791
U.S. Treasury Bonds, 1.125%, 1/15/2033	77,094,605	74,674,110
U.S. Treasury Bonds, 1.75%, 1/15/2034	115,833,309	116,075,240
U.S. Treasury Bonds, 0.75%, 2/15/2042	106,156,381	82,847,431
U.S. Treasury Bonds, 0.625%, 2/15/2043	37,241,630	27,809,725
U.S. Treasury Bonds, 0.75%, 2/15/2045	54,665,499	39,888,928
U.S. Treasury Bonds, 1%, 2/15/2048	25,426,488	18,559,114
U.S. Treasury Bonds, 0.125%, 2/15/2052	42,212,784	22,231,364
U.S. Treasury Bonds, 2.125%, 2/15/2054	35,069,913	31,433,186
U.S. Treasury Notes, 0.375%, 7/15/2027	17,274,025	17,219,294
U.S. Treasury Notes, 0.5%, 1/15/2028	57,909,294	57,430,373
U.S. Treasury Notes, 0.75%, 7/15/2028	5,164,920	5,154,752
U.S. Treasury Notes, 0.875%, 1/15/2029 (f)	115,241,734	114,627,941
U.S. Treasury Notes, 0.125%, 1/15/2030	12,272,777	11,773,579
U.S. Treasury Notes, 1.625%, 4/15/2030	57,701,133	58,566,397
U.S. Treasury Notes, 0.125%, 7/15/2030	148,993,897	142,317,687
U.S. Treasury Notes, 1.125%, 10/15/2030	62,125,240	61,829,872
U.S. Treasury Notes, 0.125%, 1/15/2031	189,654,877	178,936,744
U.S. Treasury Notes, 0.125%, 1/15/2032 (f)	104,860,211	96,938,831
U.S. Treasury Notes, 0.625%, 7/15/2032	11,713,170	11,101,649
U.S. Treasury Notes, 1.375%, 7/15/2033	70,010,043	68,852,388
U.S. Treasury Notes, 1.875%, 7/15/2034	40,336,307	40,800,861

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Notes, 1.875%, 1/15/2036	$44,735,731	$44,566,966
		$1,395,539,223
Total Bonds		$1,525,588,074
Mutual Funds (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 3.73% (v)	15,244,899	$15,247,947

Other Assets, Less Liabilities – (0.2)%		(3,419,281)
Net Assets – 100.0%		$1,537,416,740

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $15,247,947 and
$1,525,588,074, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $34,453,438, representing 2.2% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CPI-U	Consumer Price Index - Urban Consumers
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

SOFR	Secured Overnight Financing Rate

Derivative Contracts at 1/31/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	349	$39,028,016	March – 2026	$4,169
U.S. Treasury Ultra Bond 30 yr	Short	USD	164	19,259,750	March – 2026	74,965
						$79,134
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	1,528	$318,576,063	March – 2026	$(384,023)
U.S. Treasury Note 5 yr	Long	USD	512	55,772,000	March – 2026	(63,315)
						$(447,338)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
1/14/31	USD	46,157,000	centrally cleared	1-day SOFR / Annually	3.511% / Annually	$33,781	$(3,065)	$30,716
Inflation Swaps
4/15/26	USD	40,400,000	centrally cleared	CPI-U / At Maturity	2.637% / At Maturity	$60,526	$—	$60,526
10/14/26	USD	84,400,000	centrally cleared	3.170% / At Maturity	CPI-U / Annually	419,003	—	419,003
						$479,529	$—	$479,529
						$513,310	$(3,065)	$510,245
Liability Derivatives
Inflation Swaps
2/05/27	USD	80,400,000	centrally cleared	CPI-U / At Maturity	2.755% / At Maturity	$(105,345)	$—	$(105,345)
10/14/28	USD	84,400,000	centrally cleared	CPI-U / At Maturity	2.740% / Annually	(452,531)	—	(452,532)
						$(557,876)	$—	$(557,877)

Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Inflation Swaps
3/19/26	USD	79,900,000	Morgan Stanley Capital Services, Inc.	CPI-U / At Maturity	2.482% / Annually	$464,213	$—	$464,213
At January 31, 2026, the fund had liquid securities collateral with an aggregate value of $6,423,910 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of January 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,395,539,223	$—	$1,395,539,223
Municipal Bonds	—	374,020	—	374,020
U.S. Corporate Bonds	—	3,857,928	—	3,857,928
Residential Mortgage-Backed Securities	—	87,642,160	—	87,642,160
Commercial Mortgage-Backed Securities	—	11,197,435	—	11,197,435
Asset-Backed Securities (including CDOs)	—	26,977,308	—	26,977,308
Investment Companies	15,247,947	—	—	15,247,947
Total	$15,247,947	$1,525,588,074	$—	$1,540,836,021
Other Financial Instruments
Futures Contracts – Assets	$79,134	$—	$—	$79,134
Futures Contracts – Liabilities	(447,338)	—	—	(447,338)
Swap Agreements – Assets	—	974,458	—	974,458
Swap Agreements – Liabilities	—	(557,877)	—	(557,877)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended January 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$39,079,284	$69,306,050	$93,130,209	$(6,147)	$(1,031)	$15,247,947

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$219,850	$—